Time Deposit Maturities (Tables)	12 Months Ended
Dec. 31, 2011
Time Deposit Maturities [Abstract]
Schedule Of Time Deposits Included In Interest-Bearing Deposits

(Dollars in thousands)

2012	$1,089,200
2013	226,910
2014	231,241
2015	97,106
2016	80,290
2017 and after	57,146

Total	$1,781,893